Income Taxes - Changes in Net Income Taxes (Payable) Refundable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Receivable (Payable) [Roll Forward]
Balance - January 1	$ 167.3	$ 12.1
Amounts recorded in the consolidated statements of earnings	(178.0)	(114.2)
Payments made during the year	33.4	267.1
Acquisitions of subsidiaries (note 23)	18.8	3.9
Foreign exchange effect and other	9.9	(1.6)
Balance - December 31	$ 51.4	$ 167.3